Employee benefits - Schedule of Average Number Of Employed Persons (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Average number of employees	1,931	2,222	1,890
Sales and marketing department
Disclosure of defined benefit plans [line items]
Average number of employees	707	796	705
R&D, design and digital department
Disclosure of defined benefit plans [line items]
Average number of employees	656	756	639
Manufacturing department
Disclosure of defined benefit plans [line items]
Average number of employees	18	19	12
Management, administration & others department
Disclosure of defined benefit plans [line items]
Average number of employees	550	651	534